UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22126
Reporting Period: 07/01/2015 - 06/30/2016
BlackRock Defined Opportunity Credit Trust

================== BlackRock Defined Opportunity Credit Trust ==================

EATON VANCE FLOATING-RATE INCOME TRUST

Ticker:       EFT            Security ID:  278279104
Meeting Date: MAR 24, 2016   Meeting Type: Annual
Record Date:  JAN 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Helen Frame Peters       For       For          Management
1b    Elect Director Valerie A. Mosley        For       For          Management

--------------------------------------------------------------------------------

EATON VANCE SENIOR INCOME TRUST

Ticker:       EVF            Security ID:  27826S103
Meeting Date: OCT 22, 2015   Meeting Type: Annual
Record Date:  AUG 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Scott E. Eston           For       For          Management
1.2   Elect Director Helen Frame Peters       For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Defined Opportunity Credit Trust

Date:	August 25, 2016